UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
2/28/18 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.09% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.5%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.0%)

Territory of GU, Rev. Bonds, Ser. A, 5.375%, 12/1/24 (Prerefunded 12/1/19)	BBB+	$1,000,000	$1,066,730

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	600,000	654,726

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
U.S. Govt. Coll, 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	500,000	547,895
5.00%, 10/1/34	Baa2	200,000	209,560

			2,478,911
Massachusetts (95.2%)

Berkshire Wind Pwr. Cooperative Corp. Rev. Bonds (Berkshire Wind (Green Bonds)), Ser. 2, 5.00%, 7/1/29	A	1,000,000	1,163,450

MA Bay Trans. Auth. Rev. Bonds, Ser. A, 4.00%, 7/1/37	AAA	5,000,000	5,166,494

MA Bay Trans. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 7/1/31	Aa2	3,390,000	4,134,478

MA State G.O. Bonds
(Cons. Loan), Ser. A, 5.00%, 4/1/47	Aa1	1,000,000	1,132,430
(Cons. Loan-Green Bond), Ser. B, 5.00%, 4/1/47	Aa1	2,570,000	2,910,345
Ser. A, 5.00%, 3/1/46	Aa1	1,000,000	1,120,100
(Cons. Loan), Ser. A, 5.00%, 4/1/42	Aa1	2,500,000	2,841,575
Ser. A, 5.00%, 3/1/41	Aa1	1,000,000	1,123,030
Ser. I, 5.00%, 12/1/35	Aa1	3,000,000	3,458,490
Ser. B, 5.00%, 7/1/33	Aa1	2,000,000	2,307,180
(Construction Loan), Ser. A, 5.00%, 8/1/27 (Prerefunded 8/1/18)	Aa1	2,000,000	2,030,420
Ser. E, 4.00%, 4/1/46	Aa1	3,000,000	3,057,420
Ser. G, 4.00%, 9/1/42	Aa1	1,500,000	1,538,055
4.00%, 5/1/35	Aa1	3,000,000	3,130,740

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 5.00%, 7/1/32	A1	1,000,000	1,120,300

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5.50%, 5/1/28	Aa2	3,000,000	3,577,170
Ser. B, 5.00%, 5/1/43	Aa2	3,100,000	3,402,002
(Green Bond), 5.00%, 5/1/39	Aa2	1,500,000	1,676,565
Ser. B, 5.00%, 5/1/37	Aa2	1,500,000	1,649,865
Ser. A, 5.00%, 5/1/36	Aa2	2,850,000	3,143,066

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B
5.00%, 1/1/37	A+	2,250,000	2,365,268
5.00%, 1/1/32	A+	2,775,000	2,925,877

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	775,000	852,903
(Tufts Med. Ctr.), Ser. I, 7.25%, 1/1/32	BBB	800,000	909,296
(Tufts Med. Ctr.), Ser. I, U.S. Govt. Coll., 7.25%, 1/1/32 (Prerefunded 1/1/21)	AAA/P	1,200,000	1,375,344
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	547,179	568,984
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB-	300,000	341,046
(WGBH Edl. Foundation), Ser. A, AMBAC, 5.75%, 1/1/42	AA-	5,000,000	6,606,000
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	1,005,000	1,044,888
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,995,000	2,105,962
(Milford Regl. Med. Ctr.), Ser. F, 5.625%, 7/15/36	BBB-	500,000	542,150
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	94,100	94,125
(Harvard U.), Ser. A, U.S. Govt. Coll., 5.50%, 11/15/36 (Prerefunded 11/15/18)	Aaa	1,650,000	1,698,873
(Harvard U.), Ser. A, U.S. Govt. Coll., 5.50%, 11/15/36 (Prerefunded 11/15/18)	AAA/P	535,000	550,847
(Emerson College), Ser. A, 5.50%, 1/1/30	BBB+	80,000	83,533
(Berklee College of Music), 5.25%, 10/1/41	A2	1,500,000	1,653,405
(New England Conservatory of Music), U.S. Govt. Coll., 5.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	3,000,000	3,037,380
(Simmons College), Ser. H, SGI, 5.25%, 10/1/33	Baa1	2,000,000	2,302,840
(Lesley U.), Ser. B-1, AGM, 5.25%, 7/1/33	AA	2,000,000	2,182,680
(Wheelock College), Ser. C, 5.25%, 10/1/29	BBB	1,400,000	1,400,434
(Carleton-Willard Village), 5.25%, 12/1/25	A-	700,000	735,882
(Suffolk U.), 5.125%, 7/1/40	Baa2	1,600,000	1,673,712
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,500,000	2,749,000
(Boston College), Ser. T, 5.00%, 7/1/42	Aa3	1,000,000	1,145,900
(UMass Boston Student Hsg.), 5.00%, 10/1/41	Baa3	1,000,000	1,086,370
(Partners Healthcare Syst.), Ser. Q, 5.00%, 7/1/41	Aa3	2,000,000	2,239,600
(Dexter Southfield), 5.00%, 5/1/41	BBB+	2,000,000	2,174,020
(Bentley U.), 5.00%, 7/1/40	A2	1,250,000	1,405,563
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	1,570,000	1,754,679
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	305,000	313,467
(Brandeis U.), Ser. N, 5.00%, 10/1/39	A1	450,000	458,721
(Franklin W. Olin College), Ser. E, 5.00%, 11/1/38	A+	1,000,000	1,103,970
(Tufts U.), Ser. Q, 5.00%, 8/15/38	Aa2	500,000	568,835
(UMass Memorial Hlth. Care Oblig. Group), Ser. K, 5.00%, 7/1/38	BBB+	1,000,000	1,093,180
(Wentworth Inst.Tech.), 5.00%, 10/1/37	Baa1	655,000	720,127
(Caregroup), Ser. I, 5.00%, 7/1/37	A3	500,000	549,970
(Foxborough Regl. Charter), Ser. B, 5.00%, 7/1/37	BBB-	1,120,000	1,197,437
(Lowell Gen. Hosp.), Ser. G, 5.00%, 7/1/37	BBB	1,630,000	1,734,010
(MCPHS U.), Ser. H, 5.00%, 7/1/37	AA	450,000	506,291
(Broad Inst.), 5.00%, 4/1/37	Aa3	1,000,000	1,157,320
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,100,000	1,247,279
(Caregroup), Ser. I, 5.00%, 7/1/36	A3	935,000	1,030,566
(Suffolk U.), 5.00%, 7/1/36	Baa2	600,000	664,536
(Brandeis U.), Ser. 0-1, 5.00%, 10/1/35	A1	1,000,000	1,051,880
(Boston Med. Ctr.), Ser. E, 5.00%, 7/1/35	Baa2	1,000,000	1,102,970
(Emmanuel College), Ser. A, 5.00%, 10/1/34	Baa2	1,075,000	1,181,060
(Baystate Med. Oblig. Group), Ser. N, 5.00%, 7/1/34	A+	1,000,000	1,103,190
(Suffolk U.), 5.00%, 7/1/34	Baa2	675,000	753,266
(Intl. Charter School), 5.00%, 4/15/33	BBB-	750,000	803,715
(MCPHS U.), Ser. H, 5.00%, 7/1/32	AA	300,000	340,899
(South Shore Hosp., Inc.), Ser. I, 5.00%, 7/1/32	A-	1,600,000	1,780,608
(Northeastern U.), 5.00%, 10/1/31	A2	500,000	552,175
(Berkshire Retirement Cmnty. of Lenox), 5.00%, 7/1/31	A/F	1,000,000	1,138,450
(Partners HealthCare), Ser. L, 5.00%, 7/1/31	Aa3	2,185,000	2,370,834
(Partners HealthCare), Ser. L, U.S. Govt. Coll., 5.00%, 7/1/31 (Prerefunded 7/1/21)	AAA/P	2,310,000	2,547,075
(UMass Memorial Hlth. Care Oblig. Group), Ser. L, 5.00%, 7/1/31	BBB+	1,345,000	1,519,204
(Broad Institute, Inc. (The)), 5.00%, 4/1/31	Aa3	1,420,000	1,675,657
(Lesley U.), 5.00%, 7/1/30	A-	1,000,000	1,139,300
(Boston College), Ser. Q-1, 5.00%, 7/1/29	Aa3	1,050,000	1,097,072
(Mount Holyoke College), 5.00%, 7/1/28 (Prerefunded 7/1/18)	Aa3	1,500,000	1,518,465
(Dexter Southfield), 5.00%, 5/1/27	BBB+	500,000	561,275
(Dexter Southfield), 5.00%, 5/1/26	BBB+	740,000	835,253
(College of the Holy Cross), Ser. B, 5.00%, 9/1/25	Aa3	1,020,000	1,038,544
(College of the Holy Cross), Ser. B, 5.00%, 9/1/25 (Prerefunded 9/1/18)	AAA/P	480,000	488,774
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5.00%, 7/1/25	AA	650,000	726,817
(Babson College), Ser. A, 5.00%, 10/1/24	A2	250,000	287,865
(Babson College), Ser. A, 5.00%, 10/1/23	A2	300,000	340,842
(First Mtge. - Orchard Cove), 5.00%, 10/1/19	BB/P	550,000	551,177
(First Mtge. - Orchard Cove), 5.00%, 10/1/18	BB/P	515,000	516,174
(Williams College), Ser. S, 4.00%, 7/1/46	Aa1	4,550,000	4,729,589
(Partner's Healthcare Syst.), Ser. S, 4.00%, 7/1/35	Aa3	1,025,000	1,057,790
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	468,041	29,735
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/29	AA	2,000,000	1,363,300
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/28	AA	2,000,000	1,427,500

MA State Dev. Fin. Agcy. 144A Rev. Bonds (NewBridge on the Charles, Inc.), 5.00%, 10/1/37	BB+/F	1,000,000	1,072,320

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5.75%, 12/1/42 (Prerefunded 5/1/19)	Baa2	1,700,000	1,782,603

MA State Edl. Fin. Auth. Rev. Bonds
Ser. B, 5.70%, 1/1/31	AA	1,110,000	1,151,681
Ser. J, 5.625%, 7/1/28	AA	460,000	492,550
(Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	2,750,000	3,035,450
(Ed. Loan - Issue 1), 4.375%, 1/1/32	AA	540,000	556,205

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Harvard U.), Ser. N, 6.25%, 4/1/20	Aaa	3,000,000	3,287,520
(Care Group), Ser. B-1, NATL, 5.375%, 2/1/27 (Prerefunded 8/1/18)	A	1,030,000	1,047,253
(Lesley U.), Ser. A, AGC, 5.25%, 7/1/39 (Prerefunded 7/1/19)	AA	1,000,000	1,049,060
(Winchester Hosp.), 5.25%, 7/1/38	A-	2,225,000	2,362,861
(Dana-Farber Cancer Inst.), Ser. K, 5.25%, 12/1/27	A1	1,500,000	1,545,510
(MA Inst. of Tech.), Ser. I-1, 5.20%, 1/1/28	Aaa	3,000,000	3,699,060
(Lowell Gen. Hosp.), Ser. C, 5.125%, 7/1/35	BBB	725,000	764,426
(Southcoast Hlth. Oblig.), Ser. D, 5.00%, 7/1/39	Baa1	1,500,000	1,550,130
(Berklee College of Music), Ser. A, 5.00%, 10/1/37	A2	190,000	190,570
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/37	BBB-	850,000	851,853
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	300,000	319,944
(Northeastern U.), Ser. T-1, 5.00%, 10/1/30	A2	1,000,000	1,115,810
(Northeastern U.), Ser. T-2, 5.00%, 10/1/30	A2	2,000,000	2,231,620
(Care Group), Ser. E-1, 5.00%, 7/1/28 (Prerefunded 7/1/18)	A3	1,730,000	1,751,002
(Northeastern U.), Ser. R, 5.00%, 10/1/26	A2	1,165,000	1,188,393

MA State Hlth. & Edl. Fac. Auth. VRDN (Baystate Med. Ctr.), Ser. J-2, 1.04%, 7/1/44	VMIG1	800,000	800,000

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35%, 12/1/42	Aa2	600,000	614,898
Ser. A, 5.10%, 12/1/30	Aa2	1,125,000	1,148,625
Ser. D, 5.05%, 6/1/40	Aa2	1,190,000	1,210,944
Ser. 171, 4.00%, 12/1/44	Aa1	500,000	517,625
Ser. SF-169, 4.00%, 12/1/44	Aa1	1,110,000	1,147,918
Ser. 160, 3.75%, 6/1/34	Aa1	260,000	264,503
(Single Fam.), Ser. 178, 3.50%, 6/1/42	Aa1	1,180,000	1,231,283
Ser. A, 3.50%, 12/1/31	Aa2	2,000,000	2,018,240
Ser. A, 3.25%, 12/1/27	Aa2	1,870,000	1,888,008

MA State Port Auth. Rev. Bonds, Ser. A
5.00%, 7/1/47	Aa2	3,000,000	3,365,580
5.00%, 7/1/42	Aa2	1,275,000	1,435,790
5.00%, 7/1/35	Aa2	1,500,000	1,729,185
5.00%, 7/1/34	Aa2	3,500,000	3,750,250
5.00%, 7/1/33	Aa2	775,000	886,701
5.00%, 7/1/32	Aa2	755,000	866,514

MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5.125%, 7/1/41	A	1,765,000	1,901,558
(BOSFUEL), FGIC, NATL, 5.00%, 7/1/27	A2	2,500,000	2,507,000

MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds
Ser. B, 5.00%, 11/15/46	AA+	3,000,000	3,404,790
Ser. A, 5.00%, 11/15/42	AA+	2,000,000	2,270,260

MA State School Bldg. Auth. Sales Tax Rev. Bonds
Ser. A, 5.00%, 5/15/43	AA+	915,000	1,018,825
Ser. B, 5.00%, 10/15/41	AA+	2,000,000	2,185,720
Ser. C, 5.00%, 8/15/37	AA+	2,000,000	2,275,340
Ser. B, 5.00%, 10/15/35	AA+	1,000,000	1,097,980

MA State Trans. Fund Rev. Bonds
(Rail Enhancement & Accelerated Bridge Programs), Ser. A, 5.00%, 6/1/47	AAA	2,000,000	2,286,100
(Rail Enhancement Program), Ser. A, 5.00%, 6/1/45	AAA	3,000,000	3,417,420
(Rail Enhancement & Accelerated), 5.00%, 6/1/38	AAA	3,000,000	3,437,730

MA State Wtr. Poll. Abatement Trust Rev. Bonds, Ser. 14, 5.00%, 8/1/32	Aaa	4,000,000	4,179,560

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6.50%, 7/15/19 (Escrowed to maturity)	Aa1	1,360,000	1,399,766
Ser. B, 5.00%, 8/1/40	Aa1	1,500,000	1,720,380
(Green Bond), Ser. C, 5.00%, 8/1/40	Aa1	3,000,000	3,440,760

Milford, G.O. Bonds, AGM, 5.125%, 12/15/24	Aa2	1,795,000	1,800,565

North Reading, G.O. Bonds, 5.00%, 5/15/35	Aa2	3,750,000	4,145,363

U. of MA Bldg. Auth. Rev. Bonds, Ser. 2, 5.00%, 11/1/39	Aa2	2,500,000	2,772,275

Worcester, G.O. Bonds (Muni. Purpose Loan), 4.00%, 11/1/23	Aa3	3,050,000	3,209,851

			247,659,028
Ohio (0.3%)

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), 5.00%, 7/1/32	A	750,000	833,130

			833,130
Texas (1.0%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Thermal Utility Rev. Bonds (TECO)
4.00%, 11/15/34	AA	700,000	732,669
4.00%, 11/15/32	AA	1,100,000	1,162,502

Mission, Econ. Dev. Corp. Solid Waste Disp. Mandatory Put Bonds (4/2/18) (Republic Svcs., Inc.), Ser. A, 1.45%, 1/1/20	A-2	600,000	600,042

			2,495,213
TOTAL INVESTMENTS

Total investments (cost $245,702,281)			$253,466,282

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $259,866,475.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	26.8%
	Healthcare	11.9
	Tax bonds	11.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$253,466,282	$—

Totals by level	$—	$253,466,282	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018